Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

  6 Property and equipment, net

	As of December 31,
	2023	2024	2024
	S$	S$	US$

Computers	17,793	17,793	13,080
Furniture and Fittings	36,038	57,272	42,102
Renovation	96,098	96,098	70,645
Office Equipment	35,447	36,097	26,536
Total	185,376	207,260	152,363
Less: accumulated depreciation	(107,010)	(149,195)	(109,678)
Net book value	78,366	58,065	42,685

Depreciation expense for the years ended December 31, 2022, 2023 and 2024 was S$29,088, S$35,059 and S$42,185 (US$31,012) respectively, out of which S$1,932, S$8,064 and S$10,499 (US$7,718) of the depreciation expense was recognized in the cost of revenue.

CUPRINA HOLDINGS (CAYMAN) LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS